Share-based payments, Employee Share Plan (Details)	12 Months Ended
Jun. 30, 2023 Tranche
Employee Share Plan [Abstract]
Number of tranches	3
Maximum [Member]
Employee Share Plan [Abstract]
Term of limited recourse loan	9 years 11 months